POLICYHOLDER ACCOUNT BALANCES - Aggregate Fair Value of Separate Account Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Separate Accounts assets	$ 111,479	$ 143,912
Life Insurance & Employee Benefits Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	11,620	14,651
Individual Variable Annuity Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	68,256	90,512
Employer - Sponsored Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	28,087	34,359
Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	3,516	4,390
Debt securities
Policyholder Account Balance [Line Items]
Separate Accounts assets	84	87
Debt securities | Life Insurance & Employee Benefits Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	58	61
Debt securities | Individual Variable Annuity Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	1	1
Debt securities | Employer - Sponsored Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	17	15
Debt securities | Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	8	10
Common Stock
Policyholder Account Balance [Line Items]
Separate Accounts assets	2,189	2,757
Common Stock | Life Insurance & Employee Benefits Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	41	105
Common Stock | Individual Variable Annuity Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	32	35
Common Stock | Employer - Sponsored Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	430	33
Common Stock | Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	1,686	2,584
Mutual Funds
Policyholder Account Balance [Line Items]
Separate Accounts assets	108,021	139,876
Mutual Funds | Life Insurance & Employee Benefits Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	11,402	14,359
Mutual Funds | Individual Variable Annuity Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	68,220	90,473
Mutual Funds | Employer - Sponsored Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	27,639	34,311
Mutual Funds | Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	760	733
Bonds and Notes
Policyholder Account Balance [Line Items]
Separate Accounts assets	1,185	1,192
Bonds and Notes | Life Insurance & Employee Benefits Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	119	126
Bonds and Notes | Individual Variable Annuity Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	3	3
Bonds and Notes | Employer - Sponsored Products
Policyholder Account Balance [Line Items]
Separate Accounts assets	1	0
Bonds and Notes | Other
Policyholder Account Balance [Line Items]
Separate Accounts assets	$ 1,062	$ 1,063